NET LOSS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
NET LOSS PER SHARE [Abstract]
Net loss attributable to eLong, Inc.	$ (156,724,434)	¥ (1,015,229,541)	¥ (268,943,201)	¥ (167,730,074)
Denominator for basic net loss per share:
Weighted average number of shares outstanding	73,300,491	73,300,491	70,917,592	69,454,746
Denominator for diluted net loss per share:	73,300,491	73,300,491	70,917,592	69,454,746
Basic net loss per share | (per share)	$ (2.14)	¥ (13.85)	¥ (3.79)	¥ (2.41)
Diluted net loss per share | (per share)	$ (2.14)	¥ (13.85)	¥ (3.79)	¥ (2.41)